Fair Value of Financial Assets and Liabilities - Reconciliations for Financial Assets and Liabilities Carried at Fair Value (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Total gains (losses), Included in profit or loss	¥ 8,674
At fair value [member] | Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	981,380	¥ 1,020,114
Total gains (losses), Included in profit or loss	63,677	12,824
Total gains (losses), Included in other comprehensive income	(10,058)	(43,189)
Purchases	252,762	279,161
Sales	(188,151)	(150,757)
Settlement	(96,706)	(133,469)
Transfers into Level 3	375	116
Transfers out of Level 3	(1,692)	(3,420)
Ending balance	1,001,587	981,380
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance	46,169	9,435
At fair value [member] | Level 3 [member] | Derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	(32,756)	(37,436)
Total gains (losses), Included in profit or loss	(5,390)	20,926
Total gains (losses), Included in other comprehensive income	(89)	142
Purchases	7,322	6,299
Sales	(7,600)	(17,655)
Settlement	(2,244)	(5,032)
Ending balance	(40,757)	(32,756)
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance	(17,897)	17,631
At fair value [member] | Level 3 [member] | Derivatives [member] | Interest rate derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	(3,839)	(8,880)
Total gains (losses), Included in profit or loss	2,376	4,974
Purchases	49	72
Sales	(1,301)	(5)
Ending balance	(2,715)	(3,839)
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance	996	4,928
At fair value [member] | Level 3 [member] | Derivatives [member] | Currency derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	(21,474)	(27,423)
Total gains (losses), Included in profit or loss	774	5,780
Purchases	1,183	233
Sales	(52)	(64)
Ending balance	(19,569)	(21,474)
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance	(3,530)	6,099
At fair value [member] | Level 3 [member] | Derivatives [member] | Equity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	(12,438)	(5,378)
Total gains (losses), Included in profit or loss	(5,135)	4,532
Purchases	6,090	5,994
Sales	(6,247)	(17,586)
Ending balance	(17,730)	(12,438)
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance	(11,843)	944
At fair value [member] | Level 3 [member] | Derivatives [member] | Credit derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	4,995	4,245
Total gains (losses), Included in profit or loss	(3,405)	5,640
Total gains (losses), Included in other comprehensive income	(89)	142
Settlement	(2,244)	(5,032)
Ending balance	(743)	4,995
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance	(3,520)	5,660
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	596,791	569,760
Total gains (losses), Included in profit or loss	22,521	(5,099)
Total gains (losses), Included in other comprehensive income	(2)	24
Purchases	236,334	264,944
Sales	(176,868)	(124,298)
Settlement	(93,744)	(107,349)
Transfers into Level 3	10	74
Transfers out of Level 3	(1,103)	(1,265)
Ending balance	583,939	596,791
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance	22,951	(4,390)
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Debt instruments [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	578,080	552,779
Total gains (losses), Included in profit or loss	23,842	(3,365)
Total gains (losses), Included in other comprehensive income	(2)	24
Purchases	229,573	259,425
Sales	(175,793)	(123,589)
Settlement	(92,334)	(106,677)
Transfers out of Level 3	(543)	(517)
Ending balance	562,823	578,080
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance	24,721	(2,353)
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Equity instruments [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	18,711	16,981
Total gains (losses), Included in profit or loss	(1,321)	(1,734)
Purchases	6,761	5,519
Sales	(1,075)	(709)
Settlement	(1,410)	(672)
Transfers into Level 3	10	74
Transfers out of Level 3	(560)	(748)
Ending balance	21,116	18,711
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance	(1,770)	(2,037)
At fair value [member] | Level 3 [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	412,347	480,129
Total gains (losses), Included in other comprehensive income	(9,967)	(43,355)
Purchases	9,447	7,569
Sales	(3,683)	(8,804)
Settlement	(718)	(21,088)
Transfers into Level 3	365
Transfers out of Level 3	(401)	(2,104)
Ending balance	407,390	412,347
At fair value [member] | Level 3 [member] | Financial assets at fair value through other comprehensive income, category [member] | Debt instruments [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance		154
Transfers out of Level 3		(154)
At fair value [member] | Level 3 [member] | Financial assets at fair value through other comprehensive income, category [member] | Equity instruments [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	412,347	479,975
Total gains (losses), Included in other comprehensive income	(9,967)	(43,355)
Purchases	9,447	7,569
Sales	(3,683)	(8,804)
Settlement	(718)	(21,088)
Transfers into Level 3	365
Transfers out of Level 3	(401)	(1,950)
Ending balance	407,390	412,347
At fair value [member] | Level 3 [member] | Others-liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	4,998	7,661
Total gains (losses), Included in profit or loss	46,546	(3,003)
Purchases	(341)	349
Transfers into Level 3		42
Transfers out of Level 3	(188)	(51)
Ending balance	51,015	4,998
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance	¥ 41,115	¥ (3,806)